OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2024	2023
Deferred pension assets (Note 19)	647	99
Right-of-Use assets (Note 22)	55	49
Investments	46	43
Other long-term assets	60	25
	808	216